NON-CONTROLLING INTERESTS (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2024 shares	Sep. 30, 2023 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022	Jul. 31, 2021
NON-CONTROLLING INTERESTS
Repurchase stock | $					$ 5,003		$ 485,931
Xinjiang Daqo Lvchuang
NON-CONTROLLING INTERESTS
Repurchase stock (in shares)			226,270	226,270	10,293,488	10,293,488	7,555,655	7,555,655
Repurchase stock			$ 800	¥ 6.0		¥ 314.8		¥ 259.9
Xinjiang Daqo Lvchuang | Stock options
NON-CONTROLLING INTERESTS
Options exercised (in shares)	268,009	7,541,500
Xinjiang Daqo Investment
NON-CONTROLLING INTERESTS
Non-controlling interests' ownership			27.23%	27.23%
IPO | Xinjiang Daqo Investment
NON-CONTROLLING INTERESTS
Total ownership held directly or indirectly										72.68%
Non-controlling interests' ownership									27.32%